Segment Information (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Reconciliation from Consolidated Net Income (Loss) Under US GAAP To Adjusted EBIT and Adjusted EBITDA (Detail)

The following tables summarize selected financial information by segment as well as the reconciliation from consolidated net income (loss) under U.S. GAAP to adjusted EBIT and adjusted EBITDA for the three and six months ended June 30, 2018 and 2017.

	Three Months Ended June 30, 2018
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$3,312	$799	$2,889	$1,218	$(639)	$7,579	$498	$(32)	$8,045
Net income(1)						306	102	—	408
Add back:
Income tax expense						79	39	—	118
Interest expense of Industrial Activities, net of interest income and eliminations						88	—	—	88
Foreign exchange losses, net						97	—	—	97
Finance and non-service component of Pension and OPEB costs(2)						(4)	—	—	(4)
Adjustments:
Restructuring expenses	1	—	3	1	—	5	—	—	5
Adjusted EBIT	$396	$33	$92	$108	$(58)	$571	$141	$—	$712
Depreciation and amortization	75	15	53	33	1	177	2	—	179
Depreciation of assets on operating lease and assets sold with buy-back commitment	1	—	94	—	—	95	60	—	155
Adjusted EBITDA	$472	$48	$239	$141	$(57)	$843	$203	$—	$1,046
(1)	For Industrial Activities, net income net of “Results from intersegment investments”.
(2)

This item includes the pre-tax gain of $20 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Six Months Ended June 30, 2018
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$5,891	$1,481	$5,384	$2,404	$(1,281)	$13,879	$1,000	$(61)	$14,818
Net income(1)						405	205	—	610
Add back:
Income tax expense						102	79	—	181
Interest expense of Industrial Activities, net of interest income and eliminations						181	—	—	181
Foreign exchange losses, net						122	—	—	122
Finance and non-service component of Pension and OPEB costs(2)						14	—	—	14
Adjustments:
Restructuring expenses	1	—	6	1	—	8	—	—	8
Adjusted EBIT	$582	$33	$141	$203	$(127)	$832	$284	$—	$1,116
Depreciation and amortization	154	31	108	67	1	361	3	—	364
Depreciation of assets on operating lease and assets sold with buy-back commitment	1	—	196	—	—	197	126	—	323
Adjusted EBITDA	$737	$64	$445	$270	$(126)	$1,390	$413	$—	$1,803
(1)	For Industrial Activities, net income net of “Results from intersegment investments”.
(2)

This item includes the pre-tax income of $20 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Three Months Ended June 30, 2017
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,766	$650	$2,598	$1,136	$(625)	$6,525	$502	$(24)	$7,003
Net income(1)						149	87	—	236
Add back:
Income tax expense						69	41	—	110
Interest expense of Industrial Activities, net of interest income and eliminations						121	—	—	121
Foreign exchange losses, net						24	—	—	24
Finance and non-service component of Pension and OPEB costs						22	—	—	22
Adjustments:
Restructuring expenses	5	1	4	1	—	11	1	—	12
Adjusted EBIT	$261	$7	$72	$97	$(41)	$396	$129	$—	$525
Depreciation and amortization	76	16	53	31	—	176	1	—	177
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	78	—	—	78	63	—	141
Adjusted EBITDA	$337	$23	$203	$128	$(41)	$650	$193	$—	$843
(1)	For Industrial Activities, net income net of “Results from intersegment investments”.

	Six Months Ended June 30, 2017
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$5,006	$1,152	$4,723	$2,137	$(1,203)	$11,815	$1,014	$(41)	$12,788
Net income(1)						108	174	—	282
Add back:
Income tax expense						82	79	—	161
Interest expense of Industrial Activities, net of interest income and eliminations						224	—	—	224
Foreign exchange losses, net						56	—	—	56
Finance and non-service component of Pension and OPEB costs						45	—	—	45
Adjustments:
Restructuring expenses	10	4	7	1	—	22	2	—	24
Adjusted EBIT	$376	$(24)	$89	$171	$(75)	$537	$255	$—	$792
Depreciation and amortization	155	32	104	61	—	352	2	—	354
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	152	—	—	152	128	—	280
Adjusted EBITDA	$531	$8	$345	$232	$(75)	$1,041	$385	$—	$1,426
(1)	For Industrial Activities, net income net of “Results from intersegment investments”.